Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands, except Share data		Preferred Stock Including Additional Paid in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Shareholders' equity at Dec. 31, 2012		$ 20,115	$ 54,274	$ 1,788	$ 1,333	$ 77,510
Common Stock, Shares, Beginning Balance at Dec. 31, 2012			7,534,000
Net income				5,115		5,115
Other comprehensive income (loss), net of tax					(1,809)	(1,809)
Redemption of perpetual preferred stock from U.S. Treasury		(20,649)				(20,649)
Repurchase of warrants from U.S. Treasury			(2,617)	(90)		(2,707)
Accretion of discount on preferred stock		534		(534)
Dividends on preferred stock				(454)		(454)
Dividends on common stock			39	(227)		(188)
Common stock issued and related tax effects	[1]		355			355
Common stock issued and related tax effects, shares	[1]		43,000
Shareholders' equity at Dec. 31, 2013			52,051	5,598	(476)	57,173
Common Stock, Shares, Ending Balance at Dec. 31, 2013			7,577,000			7,577,000
Net income				6,408		6,408
Other comprehensive income (loss), net of tax					619	619
Dividends on common stock			54	(811)		(757)
Common stock issued and related tax effects	[1]		537			537
Common stock issued and related tax effects, shares	[1]		50,000
Proceeds from rights offering			6,143			6,143
Proceeds from rights offering, shares			761,000			760,713
Shareholders' equity at Dec. 31, 2014			$ 58,785	$ 11,195	$ 143	$ 70,123
Common Stock, Shares, Ending Balance at Dec. 31, 2014			8,388,000			8,388,000

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.